Leases - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Quantitative Information About RightofUse Assets and Liabilities [Line Items]
Expense relating to variable lease payments	₽ 402	₽ 169
Security deposits from leases	₽ 2,101	₽ 746
Bottom of range [member]
Disclosure of Quantitative Information About RightofUse Assets and Liabilities [Line Items]
Lease commitment, term of contract	9 months
Top of range [member]
Disclosure of Quantitative Information About RightofUse Assets and Liabilities [Line Items]
Lease commitment, term of contract	14 years